Trade and other receivables - Schedule of trade and other receivables (Details) - GBP (£) £ in Millions	Mar. 31, 2025	Mar. 31, 2024
Disclosure Of Trade And Other Receivables [Line Items]
Trade receivables	£ 3,050	£ 2,501
Accrued income	1,083	885
Provision for impairment of receivables and accrued income	(578)	(559)
Trade receivables and accrued income, net	3,555	2,827
Prepayments	340	385
Contract assets	0	76
Other receivables	197	127
Trade and other receivables	4,092	3,415
Non-current prepayments	£ 660	£ 390